Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Fixed interest rate	R$ 371,917,215	R$ 353,381,012	R$ 337,583,246
Floating interest rate	179,618,988	171,274,278	155,771,456
Total	R$ 551,536,203	R$ 524,655,290	R$ 493,354,702